INCOME TAXES (Details) (USD $)	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012
Federal income tax benefit attributable to:
Current operations	$ 13,743	$ 9,758
Less: valuation allowance	(13,743)	(9,758)
Net provision for Federal income tax	$ 0	$ 0